Subsequent events - Issuance of ordinary shares for compensation (Details) - USD ($)	Sep. 24, 2020	Jul. 01, 2020	Jun. 30, 2020
Subsequent Event [Line Items]
Market price (in dollars per share)			$ 4.6
Subsequent events | Ms. Wang
Subsequent Event [Line Items]
Term of employment agreement		3 years
Shares issued for compensation	200,000	200,000
Market price (in dollars per share)	$ 1.35
Consideration for issuance of shares	$ 270,000